VESSELS AND CAPITALIZED DRY-DOCKING - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	$ 121.9	$ 81.0	$ 108.2
Other plant and operating equipment | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	0.5	0.7	1.8
Land and buildings | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	$ 1.4	$ 1.3	$ 2.5